S000003423 [Member] Annual Fund Operating Expenses - Domini Impact Equity Fund	Jul. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
Investor
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.45%	[1]
Component2 Other Expenses	0.14%
Other Expenses (as a percentage of Assets):	0.59%
Expenses (as a percentage of Assets)	1.04%
Fee Waiver or Reimbursement		[2]
Net Expenses (as a percentage of Assets)	1.04%
Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.45%	[1]
Component2 Other Expenses	0.29%
Other Expenses (as a percentage of Assets):	0.74%
Expenses (as a percentage of Assets)	0.94%
Fee Waiver or Reimbursement	(0.14%)	[2]
Net Expenses (as a percentage of Assets)	0.80%
Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.45%	[1]
Component2 Other Expenses	0.09%
Other Expenses (as a percentage of Assets):	0.54%
Expenses (as a percentage of Assets)	0.74%
Fee Waiver or Reimbursement		[2]
Net Expenses (as a percentage of Assets)	0.74%

[1]	Sponsorship fee is for administrative services provided to the Fund by the Fund’s Adviser.
[2]	The Fund’s Adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses (excluding brokerage fees and commission, interest, taxes, and other extraordinary expenses) in order to limit Class Y share expenses to 0.80%. These expense limitations are in effect through November 30, 2026. There can be no assurance that the Adviser will extend the expense limitations beyond such time. While in effect, the arrangement may be terminated for a class only by agreement of the Adviser and the Fund’s Board of Trustees.